Subsequent Events (Details)		3 Months Ended		9 Months Ended
	Oct. 26, 2022 USD ($) day	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($)	Oct. 25, 2022 shares	Dec. 31, 2021 USD ($) $ / shares	Mar. 12, 2021 $ / shares	Mar. 08, 2021 $ / shares	Dec. 31, 2020 $ / shares
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
RXR Realty | Director
Subsequent Event [Line Items]
Revenue recognized from related parties		$ 1,400,000	$ 600,000	$ 4,900,000	$ 600,000
Related party, accounts receivable		$ 0		$ 0
Related party, accounts payable							$ 0
Subsequent Event | Director
Subsequent Event [Line Items]
Number of securities called by warrants (in shares) | shares						9,511,128
Unsecured Convertible Senior PIK Toggle Notes | Convertible Debt | Subsequent Event | Director
Subsequent Event [Line Items]
Debt Instrument face amount	$ 200,000,000
Proceeds from issuance of debt	$ 194,000,000
Debt instrument, conversion ratio	0.7476636
Debt instrument, threshold scheduled trading days	41
Debt instrument, threshold percentage of stock price trigger	150.00%
Debt instrument, threshold trading days | day	20
Debt instrument, threshold consecutive trading days | day	30
Debt instrument, redemption price percentage	100.00%
Unsecured Convertible Senior PIK Toggle Notes | Convertible Debt | Subsequent Event | Director | Minimum
Subsequent Event [Line Items]
Interest rate	6.00%
Unsecured Convertible Senior PIK Toggle Notes | Convertible Debt | Subsequent Event | Director | Maximum
Subsequent Event [Line Items]
Interest rate	9.00%